INCOME TAX (Schedule of Net Deferred Tax Assets) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Provision of doubtful accounts	$ 147,899	$ 110,715	$ 281,150
Reserve for inventories	18,052	0	0
Provision of interest expense	0	82,798	87,455
Net deferred tax assets	$ 165,951	$ 193,513	$ 368,605